TRADE AND OTHER RECEIVABLES - Aging of trade receivables (Details) - USD ($) $ in Millions	Dec. 31, 2018	Jan. 01, 2018
Aging of trade receivables
Trade receivables	$ 545	$ 615
Cost
Aging of trade receivables
Trade receivables	716	798
Expected credit losses
Aging of trade receivables
Trade receivables	$ (171)	$ (183)
Contract assets
Aging of trade receivables
Expected loss rate, %	0.20%	1.10%
Trade receivables	$ 43	$ 18
Contract assets | Cost
Aging of trade receivables
Trade receivables	44	18
Contract assets | Expected credit losses
Aging of trade receivables
Trade receivables	$ (1)	$ 0
Trade receivables
Aging of trade receivables
Expected loss rate, %	1.20%	1.30%
Trade receivables	$ 384	$ 366
Trade receivables | Less than 30 days past due
Aging of trade receivables
Expected loss rate, %	9.60%	7.60%
Trade receivables	$ 55	$ 85
Trade receivables | Between 30 and 120 days past due
Aging of trade receivables
Expected loss rate, %	33.60%	27.60%
Trade receivables	$ 29	$ 63
Trade receivables | Greater than 120 days past due
Aging of trade receivables
Expected loss rate, %	81.50%	63.90%
Trade receivables	$ 34	$ 83
Trade receivables | Cost
Aging of trade receivables
Trade receivables	389	371
Trade receivables | Cost | Less than 30 days past due
Aging of trade receivables
Trade receivables	61	92
Trade receivables | Cost | Between 30 and 120 days past due
Aging of trade receivables
Trade receivables	44	87
Trade receivables | Cost | Greater than 120 days past due
Aging of trade receivables
Trade receivables	178	230
Trade receivables | Expected credit losses
Aging of trade receivables
Trade receivables	(5)	(5)
Trade receivables | Expected credit losses | Less than 30 days past due
Aging of trade receivables
Trade receivables	(6)	(7)
Trade receivables | Expected credit losses | Between 30 and 120 days past due
Aging of trade receivables
Trade receivables	(15)	(24)
Trade receivables | Expected credit losses | Greater than 120 days past due
Aging of trade receivables
Trade receivables	$ (144)	$ (147)